Condensed Consolidated Statement of Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Gain (Loss) [Member]	Total
Balance at Dec. 31, 2016	$ 313		$ 1,283,422	$ (740,651)	$ (50,806)	$ 492,278
Balance, shares at Dec. 31, 2016	3,131,579
Issuance of common stock	$ 380		(380)
Issuance of common stock, shares	3,800,000
Common stock issued for services	$ 1		4,999			5,000
Common stock issued for services, shares	10,000
Stock-based compensation expense			46,625			46,625
Stock option exercise	$ 10		990			$ 1,000
Stock option exercise, shares	100,000					100,000
Net income (loss)				8,897	21,996	$ 8,897
Foreign currency translation adjustment						21,996
Balance at Dec. 31, 2017	$ 704		1,335,656	(731,754)	(28,810)	575,796
Balance, shares at Dec. 31, 2017	7,041,579
Stock-based compensation expense			68,293			68,293
Stock option exercise	$ 10		990			$ 1,000
Stock option exercise, shares	100,000					100,000
Issuance of common stock in February 2018, PVBJ Acquisition	$ 44		1,183,537			$ 1,183,581
Issuance of common stock in February 2018, PVBJ Acquisition shares	444,445
Beneficial conversion feature			395,000			395,000
Net income (loss)				(554,010)	(46,725)	(554,010)
Foreign currency translation adjustment						(46,725)
Balance at Dec. 31, 2018	$ 758		2,983,476	(1,285,764)	(75,535)	1,622,935
Balance, shares at Dec. 31, 2018	7,586,024
Stock-based compensation expense			8,562			$ 8,562
Stock option exercise, shares
Share donation	$ 4		23,446			$ 23,450
Share donation, shares	35,000
Beneficial conversion feature			97,500			97,500
Debt extinguishment			(216,460)			(216,460)
Net income (loss)				(143,638)		(143,638)
Foreign currency translation adjustment					18,612	18,612
Balance at Mar. 31, 2019	$ 762		$ 2,896,524	$ (1,429,402)	$ (56,923)	$ 1,410,961
Balance, shares at Mar. 31, 2019	7,621,024